Other intangible assets - Schedule of Amortisation and Impairment Losses, Net of Reversals (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation	£ 1,258	£ 1,454	£ 1,212
Net impairment losses	888	317
Cost of sales
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation	757	982
Net impairment losses	22	0
Selling, general and administration
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation	73	84
Net impairment losses	8	6
Research and Development
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation	428	388
Net impairment losses	£ 858	£ 311